Bank Borrowing - Schedule of Bank Borrowing (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule Of Bank Borrowing Abstract
Non-current	RM 39,774	$ 8,899	RM 52,942
Current	13,255	2,966	14,144
Total bank borrowings	RM 53,029	$ 11,865	RM 67,086